Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Subsequent Events

Note 11. Subsequent Events

The deregistration of the Company’s Class A common stock, Warrants and Units under Section 12(b) of the Exchange Act became effective July 7, 2024, 90 days after the April 8, 2024 filing by the NYSE of a Form 25 to delist the Company’s Class A common stock, Warrants and Units.

Note 11.Subsequent Events

In January and February 2024, the board of directors of the Company approved two further monthly extensions of the date by which the Company must consummate an initial business combination from January 14, 2024 to February 14, 2024, and then from February 14, 2024 to March 14, 2024. In connection with each of these extensions, the Sponsor transferred 166,666 shares of the Company’s Class B common stock held by the Sponsor to unaffiliated third parties in accordance with those certain voting and non-redemption agreements previously entered into between the Sponsor and such third parties.

On January 19, 2024, the Company paid $1,450,000 for 2023 estimated federal income taxes and $362,282 for outstanding 2022 federal income taxes.

On January 23, 2024, the board of directors of the Company adopted the Southport Acquisition Corporation Clawback Policy (the “Clawback Policy”) in order to comply with Section 10D of the Exchange Act, Rule 10D-1 of the Exchange Act (“Rule 10D-1”) and the listing standards of the New York Stock Exchange (collectively, the “Clawback Rules”). The Clawback Policy provides for the mandatory recovery of erroneously awarded incentive-based compensation from current and former executive officers of the Company, as determined in accordance with the Clawback Rules, in the event that the Company is required to prepare an accounting restatement of its financial statements due to the Company’s material noncompliance with any financial reporting requirement under the securities laws.

On March 14, 2024, the Company held a special meeting of stockholders to vote upon a proposal to further extend the deadline to complete the initial business combination from March 14, 2024 to December 14, 2024. At the special meeting, the Company’s stockholders approved the extension proposal. In connection with the vote, the holders of 2,986,952 shares of Class A common stock properly exercised their right to redeem their shares for cash at a redemption price of approximately $10.79 per share of Class A common stock, for an aggregate redemption amount of $32,214,591. As a result of the redemptions, 1,163,113 shares of Class A common stock were issued and outstanding and subject to possible redemption.

On March 21, 2024, the Company received correspondence from the staff of the NYSE Regulation (the “Staff”) of the New York Stock Exchange (the “NYSE”) indicating that the Staff has determined to commence proceedings to delist the Company’s (i) Class A common stock, (ii) Public Warrants, and (iii) Units from the NYSE pursuant to Section 802.01 of the NYSE’s Listed Company Manual because the Company had fallen below the NYSE’s continued listing standard requiring a listed acquisition company to maintain an average aggregate global market capitalization attributable to its publicly held shares over a consecutive 30 trading day period of at least $40,000,000.

The Company has a right to a review of this determination by a Committee of the Board of Directors of the NYSE. The NYSE will apply to the Securities and Exchange Commission to delist the Class A common stock, Public Warrants and Units upon completion of all applicable procedures, including any appeal by the Company of the Staff’s decision.

Trading in the Class A common stock, Public Warrants and Units on the NYSE was suspended on March 21, 2024. Beginning on March 22, 2024, the Class A common stock, Public Warrants and Units are quoted and traded in the over-the-counter market under the ticker symbols “PORT,” “PORT.W” and “PORT.U,” respectively.

The Company intends to seek a listing of its securities on the Nasdaq Stock Market prior to or in connection with the consummation of any Business Combination the Company may seek to consummate, but there can be no assurance that the Company will be able to complete such alternative listing or when such listing would occur. As previously announced, following the implementation of an extension amendment on March 14, 2024, the Company has until December 14, 2024 to complete an initial Business Combination. If the Company does not complete an initial Business Combination by such date, it will, as promptly as reasonably possible, but not more than ten business days thereafter redeem the public shares at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the trust account, including interest earned on the funds held in the trust account and not previously released to the Company to pay its tax obligations, if any (less up to $100,000 of interest to pay dissolution expenses) divided by the number of the then-outstanding public shares, which redemption will completely extinguish public stockholders’ rights as stockholders (including the right to receive further liquidating distributions, if any).

Angel Studios, Inc. CIK: 0001671941
Subsequent Events

6.Subsequent Events

Subsequent events have been evaluated through August 14, 2024, which is the date the condensed consolidated financial statements were available to be issued.

In July 2024, the Company sold an aggregate of 219,767 shares of its Class C Common Stock to various purchasers, including certain of its executive officers and directors. The price of the Class C Common Stock was $14.18 per share.

In July 2024, the Company drew $2,000,000 from the revolving P&A loan agreement with Angel P&A. The draw amount, along with a 10% coupon on the aggregate amount drawn, is repayable pursuant to a note with a maturity date in September 2024.

13.	Subsequent Events

Subsequent events have been evaluated through May 13, 2024, which is the date the consolidated financial statements were available to be issued.

The Company and Tuttle Twins, LLC (see Note 12) entered into five additional promissory note agreements with identical terms totaling $1,500,000. All principal balances were recorded as operating expenses.

A $10 million funding line was secured for theatrical P&A spend in February 2024. The entire amount was drawn by the end of March 2024 to fund P&A expenses for one of the Company’s theatrical release. The maturity date of the notes are 80 days from the date of issuance (due in June 2024) and will payable along with a 10% coupon on the aggregate amount drawn.

The Company renewed the lease for its corporate headquarters in January 2024, with the new lease term beginning on March 1, 2024 and ending after 60 months.

The following schedule represents maturities of the operating lease liability for the renewed lease as of March 1, 2024:

Year Ending December 31:	Amount
2024	$347,280
2025	434,096
2026	455,798
2027	478,584
2028	502,512
2029	84,422
Total Lease Payments	2,302,692
Less: Interest	(250,459)
Present value of lease liabilities	$2,052,233

In April 2023, the Company closed a common stock purchase agreement, under Regulation D, with a third party to acquire 141,004 shares of its Class C common stock for an aggregate amount of approximately $2 million ($14.18 per Class C share).

In February 2024, the Company entered into a 10-year Director Employment Agreement (the “Director’s Agreement”) with Alejandro Monteverde (“Mr. Monteverde”). As part of the Director’s Agreement, Mr. Monteverde agrees to direct a minimum of five (5) potential feature-length theatrical motion pictures to be distributed by Angel Studios. To qualify as one of the five (5) required theatrical motion pictures, the motion picture directed and delivered by Mr. Monteverde must receive a “theatrical worthy” rating from the Angel Guild. Should the motion picture delivered not meet the threshold required to be considered “theatrical worthy”, the motion picture will not count towards the five (5) motion pictures required under the Director’s Agreement. The Director’s Agreement stipulates that Mr. Monteverde will become an employee of Angel Studios, with key responsibilities being 1) to attend, in person or via videoconference certain meetings wherein Mr. Monteverde will be asked for feedback and advice on other motion pictures that Angel Studios is distributing, 2) to review, consult, and recommend edits to scripts for other Angel Studios projects, 3) to review, consult, and recommend edits for Angel Studios projects in the post-production phase, 4) to mentor existing writers, directors, and producers working with Angel Studios on other projects, and 5) all other duties as outlined in the Director’s Agreement.

For services performed, and for as long as Mr. Monteverde remains an employee of Angel Studios, Angel Studios will pay the following compensation as outlined in the Director’s Agreement:

1.	Angel Studios will pay to Monteverde Films, Inc., an up front fee of $950,000 (the “Finder’s Fee”). The Finders Fee will be earned out over the first 52 weeks of the agreement, and should Mr. Monteverde no longer be employed by Angel Studios during the initial fifty-two (52) week period, the Finder’s fee shall be recoupable by Angel Studios in an amount equal to the weeks of unused service.
2.	Mr. Monteverde will earn a salary during the first year of the Agreement of $50,000, to be paid in accordance with Angel Studios standard payroll practices.
3.	Mr. Monteverde’s salary will increase in year two (2) and year three (3) of the agreement to $600,000 per year.
4.	Angel Studios has agreed to purchase a house for Mr. Monteverde with a retail value of between $4 - $5 million at a location of Mr. Monteverde’s choosing. Mr. Monteverde will earn ten percent (10%) of the value of the house for each year of service under the Director’s Agreement, which ownership will be transferred to Mr. Monteverde on an annual basis.
5.	Mr. Monteverde’s salary for years four (4) through ten (10) will be adjusted depending on the price of the house purchased, with the total compensation paid being equivalent on a net present value basis to $12 million, with $6 million being paid up front, and $6 million paid out monthly over the ten (10) year employment period.
6.	Mr. Monteverde will be granted an option to purchase up to 116,000 shares of the Company’s Class F common stock at the fair market value of the shares at the time the option is approve and granted by the Board. These options will vest in 10 equal annual installments over the term of the Director’s Agreement for as long as Mr. Monteverde remains employed by the Company.
7.	Mr. Monteverde will be granted an option to purchase up to 40,000 shares of the Company’s Class F common stock, at the fair market value of the shares at the time the option is approved and granted by the Board. Should Mr. Monteverde direct and deliver more than five (5) motion pictures for Angel Studios to distribute over the term of the Director’s Agreement, one-fifth (1/5th) or 8,000 options will vest for each motion picture delivered beyond the initial five (5) motion pictures, up to a maximum of ten (10) motion pictures.